Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,253,190	$ 1,134,315	$ 4,018,291	$ 3,092,779	$ 4,477,931	$ 3,028,699
Revenues - related party	0	0	0	0	0	125,000
Total Revenues	1,253,190	1,134,315	4,018,291	3,092,779	4,477,931	3,153,699
Costs and expenses:
Instructional costs and services	759,805	512,053	2,504,215	1,498,667	2,493,341	1,759,140
Marketing and promotional	299,401	132,569	1,176,814	272,959	1,181,558	242,134
General and administrative	1,389,940	1,274,238	4,368,454	2,328,421	2,634,453	998,777
Receivable collateral valuation service	193,198	0	502,315	0	0	0
Depreciation and amortization	103,738	71,442	289,675	177,846	264,082	338,803
Total costs and expenses	2,746,082	1,990,302	8,841,473	4,277,893	6,573,434	3,338,854
Operating loss	(1,492,892)	(855,987)	(4,823,182)	(1,185,114)	(2,095,503)	(185,155)
Other income (expense):
Interest income	153	347	882	355	2,656	8
Interest expense	(229,237)	(4,550)	(359,955)	(11,376)	(27,850)	(18,399)
Gain on disposal of property and equipment	0	0	5,879	0	0	0
Loss due to unauthorized borrowing	0	0	0	(14,876)	(14,876)	(261,468)
Total other income (expense)	(229,084)	(4,203)	(353,194)	(25,897)	(40,070)	(279,859)
Loss before income taxes	(1,721,976)	(860,190)	(5,176,376)	(1,211,011)	(2,135,573)	(465,014)
Income tax expense (benefit)	0	0	0	0	0	0
Net loss	(1,721,976)	(860,190)	(5,176,376)	(1,211,011)	(2,135,573)	(465,014)
Cumulative preferred stock dividends	0	(24,685)	(37,379)	(40,219)	(87,326)	0
Net loss allocable to common stockholders	$ (1,721,976)	$ (884,875)	$ (5,213,755)	$ (1,251,230)	$ (2,222,899)	$ (465,014)
Loss per share:
Basic and diluted	$ (0.05)	$ (0.07)	$ (0.18)	$ (0.08)	$ (0.14)	$ (0.02)
Weighted average number of common shares outstanding:
Basic and diluted	35,687,944	11,871,950	29,172,716	16,559,115	15,377,413	21,000,000